Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Detailed Information about Property, Plant and Equipment

Depreciation is calculated from the date an asset becomes available for use and is depreciated on a straight-line basis over the estimated useful life of each part of an item of property, plant and equipment. Leased assets are depreciated on the same basis as owned assets over the shorter of the lease term and their useful lives. The principal periods used for this purpose are:

• Data center freehold land	Not depreciated

• Data center buildings	15-30 years

• Data center infrastructure and equipment	5-20 years

• Office equipment and other	3-15 years

Disclosure of Detailed Information about Intangible Assets

Amortization is calculated on a straight-line basis over the estimated useful lives of the intangible asset. Amortization methods, useful lives are reviewed annually.

The estimated useful lives are:

• Power grid rights (except for those with an indefinite life)	10–15 years

• Software	3–5 years

• Customer portfolio	20 years

• Other	3–12 years